UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Toews Agility Shares Dynamic Tactical Income ETF

(THY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Agility Shares Dynamic Tactical Income ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/. You can also request this information by contacting us at 1-800-511-9270.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Agility Shares Dynamic Tactical Income ETF	$49	0.95%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$30,079,033
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$57,603
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	93.7%
Real Estate	0.1%
Utilities	0.2%
Materials	0.4%
Technology	0.5%
Health Care	0.6%
Financials	0.6%
Energy	0.8%
Industrials	0.8%
Communications	0.9%
Consumer Discretionary	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United Rentals North America, Inc., 4.875%, 01/15/28	0.2%
Tenet Healthcare Corporation, 6.125%, 06/15/30	0.2%
KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC, 4.750%, 06/01/27	0.2%
Carnival Holdings Bermuda Ltd., 10.375%, 05/01/28	0.2%
Caesars Entertainment, Inc., 7.000%, 02/15/30	0.2%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.750%, 03/01/30	0.2%
Royal Caribbean Cruises Ltd., 5.500%, 04/01/28	0.2%
TransDigm, Inc., 5.500%, 11/15/27	0.2%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 5.125%, 05/01/27	0.2%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Agility Shares Dynamic Tactical Income ETF

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-THY

Toews Agility Shares Managed Risk ETF

(MRSK) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Toews Agility Shares Managed Risk ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://toewsetfs.com/etfs/mrsk-managed-risk-etf/. You can also request this information by contacting us at 1-800-511-9270.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toews Agility Shares Managed Risk ETF	$50	0.95%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$181,938,935
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$612,213
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.4%
Purchased Options	4.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	8.4%
Future Option	3.1%
Equity	88.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	60.5%
iShares Core S&P 500 ETF	28.0%
CME E-Mini Standard & Poor's 500 Index Future, 12/19/25 5300.0 Put	4.1%
CME E-Mini Standard & Poor's 500 Index Future, 12/20/24 4725.0 Put	0.1%
CME E-Mini Standard & Poor's 500 Index Future, 12/20/24 5675.0 Put	-1.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Toews Agility Shares Managed Risk ETF

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://toewsetfs.com/etfs/mrsk-managed-risk-etf/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-MRSK

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

(Ticker THY)

TOEWS AGILITY SHARES MANAGED RISK ETF

(Ticker MRSK)

October 31, 2024

Semi-Annual Financial Statements

Advised by:
Toews Corporation
1750 Zion Road, Suite 201
Northfield, NJ 08225
www.toewsetfs.com
1-800-511-9270

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.3%
	AEROSPACE & DEFENSE — 0.2%
25,000	Bombardier, Inc.(a)	7.8750	04/15/27	$25,065
50,000	TransDigm, Inc.	5.5000	11/15/27	49,595
				74,660
	AUTOMOTIVE — 0.1%
45,000	Tenneco, Inc.(a)	8.0000	11/17/28	41,701

	BIOTECH & PHARMA — 0.1%
35,000	Bausch Health Companies, Inc.(a)	5.5000	11/01/25	34,390

	CABLE & SATELLITE — 0.6%
50,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	5.1250	05/01/27	48,991
55,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.7500	03/01/30	50,085
50,000	Directv Financing, LLC / Directv Financing Inc.(a)	5.8750	08/15/27	48,204
40,000	DISH Network Corporation(a)	11.7500	11/15/27	42,135
				189,415
	CHEMICALS — 0.1%
40,000	WR Grace Holdings, LLC(a)	5.6250	08/15/29	36,980

	CONTAINERS & PACKAGING — 0.1%
30,000	Mauser Packaging Solutions Holding Company(a)	7.8750	08/15/26	30,448

	ELECTRIC UTILITIES — 0.2%
30,000	NRG Energy, Inc.	5.7500	01/15/28	30,037
25,000	Vistra Operations Company, LLC(a)	7.7500	10/15/31	26,425
				56,462
	ELECTRICAL EQUIPMENT — 0.2%
45,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	45,820

	HEALTH CARE FACILITIES & SERVICES — 0.3%
50,000	DaVita, Inc.(a)	4.6250	06/01/30	46,060
55,000	Tenet Healthcare Corporation	6.1250	06/15/30	55,328
				101,388

See accompanying notes to financial statements.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.3% (Continued)
	HOME & OFFICE PRODUCTS — 0.2%
45,000	Newell Brands, Inc.	5.2000	04/01/26	$45,132

	INDUSTRIAL SUPPORT SERVICES — 0.2%
60,000	United Rentals North America, Inc.	4.8750	01/15/28	58,780

	INSURANCE — 0.1%
35,000	Genworth Holdings, Inc.	6.5000	06/15/34	34,774

	INTERNET MEDIA & SERVICES — 0.1%
40,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	38,871

	LEISURE FACILITIES & SERVICES — 0.9%
35,000	1011778 BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	31,616
13,000	Caesars Entertainment, Inc.(a)	8.1250	07/01/27	13,262
50,000	Caesars Entertainment, Inc.(a)	7.0000	02/15/30	51,349
30,000	Carnival Corporation(a)	5.7500	03/01/27	30,106
50,000	Carnival Holdings Bermuda Ltd.(a)	10.3750	05/01/28	53,704
55,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(a)	4.7500	06/01/27	54,542
50,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	50,028
				284,607
	MACHINERY — 0.1%
30,000	Hillenbrand, Inc.	3.7500	03/01/31	26,286

	MEDICAL EQUIPMENT & DEVICES — 0.1%
35,000	Medline Borrower, L.P.(a)	5.2500	10/01/29	33,949

	METALS & MINING — 0.3%
30,000	Mineral Resources Ltd.(a)	9.2500	10/01/28	31,659
40,000	Novelis Corporation(a)	4.7500	01/30/30	37,562
				69,221
	OIL & GAS PRODUCERS — 0.8%
40,000	Chesapeake Energy Corporation(a)	6.7500	04/15/29	40,477
40,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)	5.5000	06/15/31	38,093
25,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	23,177

See accompanying notes to financial statements.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 6.3% (Continued)
	OIL & GAS PRODUCERS — 0.8% (Continued)
35,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	$34,007
30,000	Southwestern Energy Company	5.3750	03/15/30	29,562
30,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	33,171
40,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	41,578
				240,065
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
45,000	Uniti Group, L.P. / Uniti Group Finance, Inc. /CSL Capital, LLC(a)	10.5000	02/15/28	47,925

	RETAIL - DISCRETIONARY — 0.1%
40,000	Staples, Inc.(a)	10.7500	09/01/29	38,833

	SOFTWARE — 0.2%
50,000	Cloud Softward Group, Inc.(a)	6.5000	03/31/29	48,863

	SPECIALTY FINANCE — 0.5%
30,000	Ally Financial, Inc.	5.7500	11/20/25	30,153
25,000	OneMain Finance Corporation	9.0000	01/15/29	26,507
40,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(a)	3.8750	03/01/31	35,665
50,000	Starwood Property Trust, Inc.(a)	4.3750	01/15/27	48,236
				140,561
	TECHNOLOGY SERVICES — 0.3%
45,000	Block, Inc.	3.5000	06/01/31	39,931
25,000	GTCR W-2 Merger Sub, LLC(a)	7.5000	01/15/31	26,339
35,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	32,656
				98,926
	TELECOMMUNICATIONS — 0.1%
40,000	Intelsat Jackson Holdings S.A.(a)	6.5000	03/15/30	37,788

	TRANSPORTATION & LOGISTICS — 0.2%
30,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	29,730
25,000	Delta Air Lines, Inc.	3.7500	10/28/29	23,353
				53,083

See accompanying notes to financial statements.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Fair Value
TOTAL CORPORATE BONDS (Cost $1,889,298)	$1,908,928

TOTAL INVESTMENTS - 6.3% (Cost $1,889,298)	$1,908,928
OTHER ASSETS IN EXCESS OF LIABILITIES - 93.7%	28,170,105
NET ASSETS - 100.0%	$30,079,033

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
10	Cboe iBoxx iShares $High Yield Corporate Bond Future	12/03/2024	$1,637,000	$1,032
	TOTAL FUTURES CONTRACTS

LLC - Limited Liability Company

L.P. - Limited Partnership

Ltd. - Limited Company

S.A. - Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 1,425,485 or 4.7% of net assets.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 88.5%
89,280	iShares Core S&P 500 ETF	$51,000,308
210,500	Vanguard S&P 500 ETF	110,022,035
	TOTAL EXCHANGE-TRADED FUNDS (Cost $133,548,433)	161,022,343

Contracts(a)		Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 4.3%
	PUT OPTIONS PURCHASED - 4.3%
338	CME E-Mini Standard & Poor’s 500 Index Future	12/20/2024	$4,725	$96,980,650	$270,400
699	CME E-Mini Standard & Poor’s 500 Index Future	12/19/2025	5,300	208,083,563	7,479,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,047,757)				7,749,700

	TOTAL INVESTMENTS - 92.8% (Cost $142,596,190)				$168,772,043
	PUT OPTIONS WRITTEN - (1.2)% (Premiums received - $1,755,942)				(2,095,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%				15,262,492
	NET ASSETS - 100.0%				$181,938,935

Contracts(a)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (1.2)%
	PUT OPTIONS WRITTEN - (1.2)%
338	CME E-Mini Standard & Poor’s 500 Index Future	12/20/2024	$5,675	$96,980,650	$2,095,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,755,942)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
74	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	$21,232,450	$146,484
	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2024

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
ASSETS
Investment securities:
At cost	$1,889,298	$142,596,190
At fair value	$1,908,928	$168,772,043
Cash	14,137,909	13,528,474
Deposits at broker for options and futures contracts	48,119	1,971,997
Receivable for securities sold	13,984,199	—
Dividends receivable	30,709	—
Unrealized appreciation on futures contracts	1,032	146,484
Securities lending income receivable	188	—
Prepaid expenses and other assets	1,397	3,460
TOTAL ASSETS	30,112,481	184,422,458

LIABILITIES
Audit and tax fees payable	10,571	10,559
Investment advisory fees payable	9,400	118,434
Payable to related parties	3,847	25,461
Payable for securities purchased	—	228,150
Options written, at fair value (premiums received $0 and $1,755,942)	—	2,095,600
Accrued expenses and other liabilities	9,630	5,319
TOTAL LIABILITIES	33,448	2,483,523
NET ASSETS	$30,079,033	$181,938,935

Net Assets Consist Of:
Paid in capital (a)	$33,600,478	$166,781,381
Accumulated gain (loss)	(3,521,445)	15,157,554
NET ASSETS	$30,079,033	$181,938,935

Net Asset Value Per Share:
Shares:
Net Assets	$30,079,033	$181,938,935
Shares of beneficial interest outstanding (a)	1,325,000	5,675,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.70	$32.06

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2024

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
INVESTMENT INCOME
Dividends	$882,633	$928,024
Interest	94,896	277,104
Securities lending income, net	268	—
TOTAL INVESTMENT INCOME	977,797	1,205,128

EXPENSES
Investment advisory fees	132,250	678,564
Administration fees	19,290	57,758
Accounting services fees	13,192	26,047
Audit and tax fees	10,584	10,584
Custodian fees	9,074	9,074
Trustees’ fees and expenses	8,047	8,047
Legal fees	7,604	7,604
Transfer agent fees	6,049	6,049
Compliance officer fees	5,108	9,300
Printing and postage expenses	3,152	5,092
Insurance expense	1,784	1,783
Interest expense	—	418
Other expenses	6,301	6,301
TOTAL EXPENSES	222,435	826,621
Less: Fees waived and expenses reimbursed by the Adviser	(74,647)	(66,351)
NET EXPENSES	147,788	760,270

NET INVESTMENT INCOME	830,009	444,858

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
Net realized gain from investments	710,492	1,537,929
Net realized gain (loss) from futures contracts	(5,658)	1,324,077
Net realized loss from options purchased	—	(4,353,239)
Net realized loss from options written	—	(5,579,505)
Net realized gain from in-kind redemptions	37,839	425,633
Net change in unrealized appreciation on investments	115,437	13,845,942
Net change in unrealized appreciation on futures contracts	913	546,019
Net change in unrealized appreciation on options purchased	—	1,476,749
Net change in unrealized appreciation on options written	—	54,355
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS	859,023	9,277,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,689,032	$9,722,818

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
FROM OPERATIONS
Net investment income	$830,009	$1,636,869
Net realized gain (loss) from investments, options and futures contracts	704,834	(420,768)
Net realized gain from in-kind redemptions	37,839	207,578
Net change in unrealized appreciation (depreciation) on investments, options and futures contracts	116,350	(217,361)
Net increase in net assets resulting from operations	1,689,032	1,206,318

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(823,615)	(1,591,645)
Net decrease in net assets from distributions to shareholders	(823,615)	(1,591,645)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,680,431	8,878,981
Payments for shares redeemed	(3,373,920)	(17,053,687)
Net decrease in net assets from shares of beneficial interest	(1,693,489)	(8,174,706)

TOTAL DECREASE IN NET ASSETS	(828,072)	(8,560,033)

NET ASSETS
Beginning of Year/Period	30,907,105	39,467,138
End of Year/Period	$30,079,033	$30,907,105

SHARE ACTIVITY
Shares Sold	75,000	400,000
Shares Redeemed	(150,000)	(775,000)
Net decrease in shares from beneficial interest outstanding	(75,000)	(375,000)

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
FROM OPERATIONS
Net investment income	$444,858	$802,295
Net realized loss from investments, options and futures contracts	(7,070,738)	(5,664,265)
Net realized gain from in-kind redemptions	425,633	1,004,428
Net change in unrealized appreciation on investments, options and futures contracts	15,923,065	10,994,434
Net increase in net assets resulting from operations	9,722,818	7,136,892

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(725,615)
Net decrease in net assets from distributions to shareholders	—	(725,615)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	47,236,764	88,469,237
Payments for shares redeemed	(4,056,252)	(15,765,363)
Net increase in net assets from shares of beneficial interest	43,180,512	72,703,874

TOTAL INCREASE IN NET ASSETS	52,903,330	79,115,151

NET ASSETS
Beginning of Year/Period	129,035,605	49,920,454
End of Year/Period	$181,938,935	$129,035,605

SHARE ACTIVITY
Shares Sold	1,475,000	3,075,000
Shares Redeemed	(125,000)	(550,000)
Net increase in shares from beneficial interest outstanding	1,350,000	2,525,000

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Six Months Ended
	October 31, 2024		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021 (a)
Net asset value, beginning of year/period	$22.08		$22.24	$23.69	$25.29	$25.00
Activity from investment operations:
Net investment income (b)	0.61		1.10	0.84	0.45	0.43
Net realized and unrealized gain (loss) on investments (c)	0.62		(0.17)	(1.31)	(1.29)	0.66
Total from investment operations	1.23		0.93	(0.47)	(0.84)	1.09
Less distributions from:
Net investment income	(0.61)		(1.09)	(0.80)	(0.48)	(0.44)
Return of capital	—		—	(0.01)	—	—
Net realized gains	—		—	(0.17)	(0.28)	(0.36)
Total distributions	(0.61)		(1.09)	(0.98)	(0.76)	(0.80)
Net asset value, end of year/period	$22.70		$22.08	$22.24	$23.69	$25.29
Market price, end of year/period	$22.72		$22.08	$22.24	$23.69	$25.26
Total return (d)	5.59	% (e)	4.30%	(2.05)%	(3.38)%	4.41	% (e)
Market Price Total return (d)	5.69	% (e)	4.30%	(2.05)%	(3.27)%	4.29	% (e)
Net assets, end of year/period (000s)	$30,079		$30,907	$39,467	$34,353	$38,564
Ratio of gross expenses to average net assets (g)(h)	1.43	% (f)	1.39%	1.31%	1.27%	1.19	% (f)
Ratio of net expenses to average net assets (g)	0.95	% (f)	0.95%	0.95%	0.95%	0.95	% (f)
Ratio of net investment income to average net assets (i)	5.34	% (f)	5.02%	3.65%	1.85%	1.99	% (f)
Portfolio Turnover Rate (j)	61	% (e)	486%	614%	548%	595	% (e)

(a)	The Fund commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Six Months Ended
	October 31, 2024		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021 (a)
Net asset value, beginning of year/period	$29.83		$27.73	$27.39	$30.11	$25.00
Activity from investment operations:
Net investment income (loss) (b)	0.09		0.24	0.20	(0.01)	0.04
Net realized and unrealized gain on investments (c)	2.14		2.03	0.43	1.48	6.27
Total from investment operations	2.23		2.27	0.63	1.47	6.31
Less distributions from:
Net investment income	—		(0.06)	—	(0.04)	(0.08)
Net realized gains	—		(0.11)	(0.29)	(4.15)	(1.12)
Total distributions	—		(0.17)	(0.29)	(4.19)	(1.20)
Net asset value, end of year/period	$32.06		$29.83	$27.73	$27.39	$30.11
Market price, end of year/period	$32.17		$29.90	$27.82	$27.33	$30.11
Total return (d)	7.48	% (e)	8.23%	2.36%	4.06%	25.69	% (e)
Market Price Total return (d)	7.59	% (e)	8.13%	2.92%	3.82%	25.70	% (e)
Net assets, end of year/period (000s)	$181,939		$129,036	$49,920	$30,819	$6,775
Ratio of gross expenses to average net assets (g)(h)(k)	1.03	% (f)	1.09%	1.32%	1.79%	3.46	% (f)
Ratio of net expenses to average net assets (g)(k)	0.95	% (f)	0.95%	0.95%	0.96%	0.96	% (f)
Ratio of net investment income (loss) to average net assets (i)(k)	0.56	% (f)	0.82%	0.76%	(0.05)%	0.17	% (f)
Portfolio Turnover Rate (j)	6	% (e)	9%	13%	335%	522	% (e)

(a)	The Fund commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

(k)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (g)	1.03	% (f)	1.09%	1.32%	1.78%	3.45	% (f)
Net expenses to average net assets (g)	0.95	% (f)	0.95%	0.95%	0.95%	0.95	% (f)
Net investment income (loss) to average net assets (i)	0.56	% (f)	0.82%	0.76%	(0.04)%	0.18	% (f)

See accompanying notes to financial statements.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2024

(1)	ORGANIZATION

The Toews Agility Shares Dynamic Tactical Income ETF (the “Income Fund”) and Toews Agility Shares Managed Risk ETF (the “Managed Risk Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on June 24, 2020. The Funds are actively managed exchange traded funds (“ETFs”) that are each a “fund of funds” in that the Funds will generally invest in other investment companies. The Income Fund’s investment objective is to seek to provide income. The Income Fund seeks to achieve its investment objective by investing primarily in ETFs; options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments. The Managed Risk Fund’s investment objective is to provide income and long-term growth of capital, while limiting risk. The Managed Risk Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on ETFs, 5) ETFs that invest primarily in common stocks, 6) ETFs that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations- from a major market maker in the securities. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to -market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs; ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,908,928	$—	$1,908,928
Open Short Futures Contracts	1,032	—	—	1,032
Total	$1,032	$1,908,928	$—	$1,909,960

Managed Risk Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$161,022,343	$—	$—	$161,022,343
Future Options Purchased	7,749,700	—	—	7,749,700
Open Long Futures Contracts	146,484	—	—	146,484
Total	$168,918,527	$—	$—	$168,918,527
Liabilities*	Level 1	Level 2	Level 3	Total
Put Options Written	$2,095,600	$—	$—	$2,095,600
Total	$2,095,600	$—	$—	$2,095,600

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended October 31, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2024 for the Funds.

Income Fund

				Net Amounts of
	Gross		Gross Amounts	Assets & Liabilities
	Amounts of	Gross Amounts	Offset in the	Presented in the			Net Amount of
	Recognized	of Recognized	Statement of Assets	Statement of Assets	Financial	Cash Collateral	Assets &
Description	Assets	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged *	Liabilities
Futures Contracts	$1,032	$—	$—	$1,032	$—	$—	$1,032
Total	$1,032	$—	$—	$1,032	$—	$—	$1,032

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

Managed Risk Fund

				Net Amounts of
	Gross		Gross Amounts	Assets & Liabilities
	Amounts of	Gross Amounts	Offset in the	Presented in the			Net Amount of
	Recognized	of Recognized	Statement of Assets	Statement of Assets	Financial	Cash Collateral	Assets &
Description	Assets	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged *	Liabilities
Futures Contracts	$146,484	$—	$—	$146,484	$—	$—	$146,484
Future Options Purchased	7,749,700	—	—	7,749,700	—	—	7,749,700
Future Options Written	—	(2,095,600)	—	(2,095,600)	—	2,095,600	—
Total	$7,896,184	$(2,095,600)	$—	$5,800,584	$—	$2,095,600	$7,896,184

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Please refer to the Statement of Assets and Liabilities for the total collateral held as of October 31, 2024.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of October 31, 2024:

Income Fund

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Futures Contracts	Interest	Unrealized Appreciation on Futures Contracts	$1,032

Managed Risk Fund

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Future Options Purchased	Equity	Investment Securities at Fair Value	$7,749,700
Future Options Written	Equity	Options Written at Fair Value	(2,095,600)
Futures Contracts	Equity	Unrealized Appreciation on Futures Contracts	146,484

The following is a summary of the location of derivative investments in the Funds’ Statements of Operations for the six months ended October 31, 2024:

Income Fund

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Futures Contracts	Interest	Net Realized Loss from Futures Contracts	(5,658)
Futures Contracts	Interest	Net Change in Unrealized Appreciation on Futures Contracts	913

Managed Risk Fund

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Loss from Options Purchased	$(4,353,239)
Options Written	Equity	Net Realized Loss from Options Written	(5,579,505)
Futures Contracts	Equity	Net Realized Gain from Futures Contracts	1,324,077
Options Purchased	Equity	Net Change in Unrealized Appreciation on Options Purchased	1,476,749
Options Written	Equity	Net Change in Unrealized Appreciation on Options Written	54,355
Futures Contracts	Equity	Net Change in Unrealized Appreciation on Futures Contracts	546,019

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

The derivative instruments outstanding as of October 31, 2024 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Income Fund and annually by the Managed Risk Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2022, to April 30, 2024, or expected to be taken in the Funds’ April 30, 2025, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of October 31, 2024, the Income Fund and Managed Risk Fund held $14,137,909 and $13,528,474, respectively, in cash at Brown Brothers Harriman & Co. that exceeded the FDIC insurance limit of $250,000 per account.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

(4)	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short- term investments) for the Income Fund amounted to $14,968,553 and $29,892,682, respectively. For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Income Fund, amounted to $1,664,501 and $1,680,171, respectively.

For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Managed Risk Fund amounted to $13,526,700 and $8,774,531, respectively. For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Managed Risk Fund, amounted to $31,096,350 and $2,430,801, respectively.

(5)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Toews Corporation serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Funds, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies. As compensation for its services, the Funds pay to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.85% of its average daily net assets. For the six months ended October 31, 2024, the Income Fund and Managed Risk Fund incurred advisory fees of $132,250 and $678,564, respectively.

The Adviser, pursuant to an expense limitation agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of each Fund until at least August 31, 2025 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Board on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Funds and its shareholders. For the six months ended October 31, 2024, the Income Fund and Managed Risk Fund waived advisory fees in the amount of $74,647 and $66,351, respectively.

As of October 31, 2024 the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	April 30, 2025	April 30, 2026	April 30, 2027	Total
Income Fund	$123,136	$133,279	$144,888	$401,303
Managed Risk Fund	$132,866	$138,595	$138,824	$410,285

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distibutors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in- lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended October 31, 2024, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Income Fund	$1,200	$—
Managed Risk Fund	$6,600	$—

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investments which include, but are not limited to: authorized participant concentration risk, cybersecurity risk, derivatives risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk and securities market risk.

Underlying Fund Risk – Each Underlying Fund, including each ETF, is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Derivatives Risk – The derivative instruments in which the Funds may invest, including futures, options and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks: The Funds are structured as ETFs and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Funds’ shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Funds’ shares to constitute a Creation Unit.

●	Trading Issues. Trading in Funds’ shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Funds’ shares inadvisable, such as extraordinary market volatility. There can be no assurance that Funds’ shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Funds’ shares.

●	Market Price Variance Risk. The market prices of Funds’ shares will fluctuate in response to changes in NAV and supply and demand for Funds’ shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Funds’ shares on the secondary market, and you may receive less than NAV when you sell those Funds’ shares. The market price of Funds’ shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Funds’ shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Funds’ shares are falling fastest, which may be the time that you most want to sell your Funds’ shares. The Funds’ investment results are measured based upon the daily NAV of the Funds over a period of time. Investors purchasing and selling Funds’ shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.

In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Funds’ shares and the Funds’ NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Funds’ shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds’ shares or in the closing price.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by each Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ NAV, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker -dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 10).

Portfolio Turnover Risk - As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

(8)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$1,904,776	$24,923	$(19,739)	$5,184
Managed Risk Fund	137,405,273	31,055,369	(1,637,715)	29,417,654

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

(9)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended April 30, 2024, and April 30, 2023, was as follows:

For the period ended April 30, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	1,591,645	—	—	—	1,591,645
Managed Risk Fund	725,615	—	—	—	725,615

For the period ended April 30, 2023:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	1,629,909	—	14,523	—	1,644,432
Managed Risk Fund	100,629	334,148	—	—	434,777

As of April 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	45,224	—	—	(4,320,920)	—	(111,166)	(4,386,862)
Managed Risk Fund	801,994	—	(3,527,374)	(5,334,473)	—	13,494,589	5,434,736

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Income Fund	—
Managed Risk Fund	3,527,374

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Income Fund	4,317,242	3,678	4,320,920	—
Managed Risk Fund	2,470,696	2,863,777	5,334,473	—

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2024

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions resulted in reclassifications for the Funds for the period ended April 30, 2024 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Income Fund	(34,466)	34,466
Managed Risk Fund	872,677	(872,677)

(10)	SECURITIES LENDING

The Income Fund has entered into a securities lending arrangement with the Securities Finance Trust Company (“SFTC”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Income Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency) . Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Income Fund’s security lending procedures. The Income Fund continues to receive interest or dividends on the securities loaned. The Income Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Income Fund could experience delays or losses on recovery. Additionally, the Income Fund is subject to the risk of loss from investments made with the cash received as collateral. The Income Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2024, the Income Fund did not have any securities out on loan.

(11)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Income Fund and the Managed Risk Fund invest in other ETFs. Each ETF is subject to specific risks depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Managed Risk Fund will be directly affected by the performance of the iShares Core S&P 500 ETF and the Vanguard S&P 500 ETF. The annual report for these securities, along with the report of the independent registered public accounting firm are included in these securities’ N -CSRs available at “www.sec.gov”. As of October 31, 2024, the percentage of the Managed Risk Fund’s net assets invested in the iShares Core S&P 500 ETF and Vanguard S&P 500 ETF was 28.0% and 60.5%, respectively.

(12)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Agility Shares ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2024

Toews Corporation Adviser to Toews Agility Shares Dynamic Tactical Income ETF (“Income Fund”), and Toews Agility Shares Managed Risk Equity ETF (“Managed Risk Fund”)*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (the “Adviser”) and the Trust, with respect to the Income Fund, and Managed Risk Fund. (each a “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that the Adviser was founded in 1995 and managed approximately $986 million in assets through separately managed accounts, mutual funds, and ETFs. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Funds, considering their education and investment management experience, and noted that the investment management team had benefitted from a continuity its personnel over many years. The Trustees further noted that the Adviser applied a rules-based, behavioral investment style that was driven by technical research and analysis to determine each Fund’s investment allocation. The Trustees discussed how the algorithms applied by the Adviser considered both long-term and short-term price trends and contained a trend confirmation feature that sought to protect against volatile markets, which could result in whipsaws affecting performance. The Trustees agreed that the Adviser had significant experience in tactical asset management and was committed to its investment process, concluding that they expected the Adviser to continue providing a high level of service to the Funds for the benefit of their respective shareholders.

Performance.

Income Fund. The Trustees noted that the Fund outperformed its benchmark index, delivering position returns, over the one, three and since inception periods. The further noted that the Fund’s returns ranked last in its category over the same periods, but with less volatility as evidenced by the Fund’s standard deviation metrics. They considered the Adviser’s commentary regarding the use of the Fund as part of an overall asset allocation strategy. The Trustees agreed that the Fund’s performance was satisfactory as the Fund was being managed according to the Fund’s objective and strategy.

Managed Risk Fund. The Trustees noted that the Fund had outperformed its peer group, the category, and it benchmark index since the Fund’s inception in 2020 and ranked in the top quartile of the category. They further noted that while the Fund underperformed either the per group or the category over the one- and three-year periods, it consistently outperformed the benchmark index, and its Sharpe ration was top ranked. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

Income Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 0.85%, which was above the Fund’s category median and average. The Trustees further noted that the Fund had a net expense ratio of 0.95%, equal to the highest in the Fund’s category, and that the Fund had an expense limitation agreement in place. The Trustees acknowledged the cost and necessary expertise required to implement the Fund’s proprietary, active investment strategy, and accordingly agreed that the fee was not unreasonable.

Toews Agility Shares ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

Managed Risk Fund. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 0.85%, which was slightly above the Fund’s category average and median. The Trustees further noted that the Fund had a net expense ratio of 0.95% due to an expense limitation agreement in place with the Adviser. The Trustees acknowledged the Fund’s proprietary investment strategy required advisory expertise to implement and accordingly agreed that the fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved economies of scale with respect to its management of the Funds. The Trustees considered that the Funds had benefitted from lower net expenses, even at lower asset levels, because of the expense limitation agreement with the Adviser, and that the Adviser has consistently waived a portion of its advisory fees since the inception of the Funds. The Trustees also considered the Adviser’s willingness to reassess breakpoints in the event of material asset under management growth of the Funds.

Profitability. The Trustees reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each of the Funds. The Trustees observed that, before paying distribution expenses, the Adviser had realized a profit with respect to each of the Funds. The Board concluded that the Adviser’s relationship with each of the Funds was not excessively profitable.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between Trust and the Adviser on behalf of the Funds was in the best interests of each Fund and such Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

By	/s/ James Colantino
James Colantino
Principal Financial Officer
Date: 1/3/2025